                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2003.
                                               ----------------

Check here if Amendment [   ]; Amendment Number:
                                                 --------
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Royal Capital Management, LLC
            ------------------------------------------
Address:    575 Lexington Avenue
            ------------------------------------------
            4th Floor
            ------------------------------------------
            New York, New York 10022
            ------------------------------------------


 Form 13F File Number: 28-
                          -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Yale M. Fergang
          --------------------------------------------
Title:     Manager
          --------------------------------------------
Phone:     (212) 572-8333
          --------------------------------------------

Signature, Place, and Date of Signing:

/s/ Yale M. Fergang     New York, New York                      May 12, 2003
---------------------  --------------------------------------   ---------------
[Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]     13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


 List of Other Managers Reporting for this Manager:

 I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              0
                                              -----------------------

Form 13F Information Table Entry Total:         27
                                              -----------------------

Form 13F Information Table Value Total:         $116,128
                                              -----------------------
                                                    (thousands)


List of Other Included Managers:


          No.        Form 13F File Number       Name
         -----       --------------------       ------------------------


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                           FORM 13F INFORMATION TABLE

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COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
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NAME OF            TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER             CLASS          CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
AMN HEALTHCARE        COM       001744101       1,567       142,700   SH               SOLE                    142,700
 SERVICES INC
AFTERMARKET
 TECHNOLOGY CORP      COM       008318107       2,260       200,000   SH               SOLE                    200,000
 AMAZON COM INC       COM       023135106       1,562        60,000   SH               SOLE                     60,000
BJS WHOLESALE
 CLUB INC             COM       05548J106       1,413       125,000   SH               SOLE                    125,000
BARNES & NOBLE
 INC                  COM       067774109       5,986       315,200   SH               SOLE                    315,200
CLEVELAND CLIFFS
 INC                  COM       185896107       1,306        70,000   SH               SOLE                     70,000
CROSS CTRY INC        COM       22748P105       1,150       100,000   SH               SOLE                    100,000
DAVE & BUSTERS INC    COM       23833N104       2,369       261,800   SH               SOLE                    261,800
ECHELON CORP          COM       27874N105         708        67,000   SH               SOLE                     67,000
EL PASO ELEC CO       COM NEW   283677854      10,260       950,000   SH               SOLE                    950,000
FAIRFAX FINL
 HLDGS LTD            COM       303901102       6,318       124,000   SH               SOLE                    124,000
FOOT LOCKER INC.      COM       344849104       7,753       724,600   SH               SOLE                    724,600
GRAFTECH INTL LTD     COM       384313102         469       164,500   SH               SOLE                    164,500
HEALTHSOUTH CORP      COM       421924101          68       800,000   SH               SOLE                    800,000
HEAD N V              NY        422070102       2,159     1,375,300   SH               SOLE                  1,375,300
                      REGISTRY
                      SH
HEALTHETEC INC        COM       422210104         165       100,000   SH               SOLE                    100,000
LIBERTY MEDIA
 CORP NEW             COM SER   530718105      16,561     1,702,105   SH               SOLE                  1,702,105
                      A
LOEWS CORP            COM       540424108       9,960       250,000   SH               SOLE                    250,000
MASSEY ENERGY
 CORP                 COM       576206106       7,050       750,000   SH               SOLE                    750,000
MAXXAM INC            COM       577913106       2,288       249,800   SH               SOLE                    249,800
NCO PORTFOLIO         COM       62885J108       5,300       899,800   SH               SOLE                    899,800
 MANAGEMENT INC
NAVIGANT INTL INC     COM       63935R108         755        71,600   SH               SOLE                     71,600
PARTY CITY CORP       COM       702145103       2,000       250,000   SH               SOLE                    250,000
PXRE GROUP LTD        COM       G73018106       8,803       410,000   SH               SOLE                    410,000
RYERSON TULL INC
 NEW                  COM       78375P107       4,845       775,200   SH               SOLE                    775,200
SCOTTISH ANNUITY
 & LIFE HLDG          ORD       G7885T104       6,102       350,300   SH               SOLE                    350,300

WMS INDS INC          COM       929297109       6,951       545,200   SH               SOLE                    545,200

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